12. Shareholders' Deficit (Details - Assumptions for warrants)	3 Months Ended	12 Months Ended
	Apr. 14, 2017	Dec. 31, 2018
Measurement Input Risk Free Interest Rate [Member] | Warrants [Member]
Fair value assumptions		2.51% - 2.56%
Measurement Input Expected Term [Member] | Warrants [Member]
Fair value assumptions		0.35 - 0.72 years
Measurement Input Price Volatility [Member]
Fair value assumptions	154%
Measurement Input Price Volatility [Member] | Warrants [Member]
Fair value assumptions		192% - 228%
Measurement Input Expected Dividend Rate [Member] | Warrants [Member]
Fair value assumptions		0%